Other income and expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other income and expense
6.	Other income and expense
Other income amounted to TL 140,705, TL 241,435 and TL 74,438 for the years ended 31 December 2019, 2018 and 2017, respectively.
Other income for the year ended 31 December 2019 comprises gain on sale of fixed assets amounted toTL 47,169, rent income amounted to TL 6,522 and other miscellaneous expenses. Other income for the year ended 31 December 2018 consists of gain on sale of fixed assets amounted to TL 43,727, reversal of legal provisions amounted to TL 21,054 and other miscellaneous expenses. Other income for the year ended 31 December 2017 comprises gain on sale of fixed assets amounted to TL 33,837 and other miscellaneous expenses.
Other expenses amounted to TL 487,295, TL 381,582 and TL 773,329 for years ended 31 December 2019, 2018 and 2017, respectively.
Other expenses for the year ended 31 December 2019 mainly consist of tax settlements, restructuring costs and litigation expenses amounted to TL 199,000, TL 91,710 and TL 29,444, respectively. Other expenses for the years ended 31 December 2018 and 2017 mainly consist of donations and litigation expenses amounted to TL 176,321 (2017: TL 113,085) and TL 87,099 (2017: TL 585,585).